General Information	12 Months Ended
Jun. 30, 2025
General Information About Financial Statements [Abstract]
General Information	General Information
Reporting Entity
Endava plc (the “Company,” “we,” “us,” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group is a leading provider of next-generation technology services, dedicated to enabling its clients to accelerate growth, tackle complex challenges and thrive in evolving markets. By combining innovative technologies and deep industry expertise with an AI-native approach, Endava consults and partner with clients to create solutions that drive transformation, augment intelligence and deliver lasting impact. From ideation to production, the Group supports clients with tailor-made solutions at every stage of their digital transformation, regardless of industry, region or scale.
These consolidated financial statements do not constitute the Company's statutory accounts for the years ended 30 June 2025, 2024 or 2023.